Annual Fund Operating Expenses - STANDPOINT MULTI-ASSET FUND	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	1.26%	[4]
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	1.51%	[4]

[1]	The expenses of the Fund’s wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
[3]	The Fund’s adviser, Standpoint Asset Management, LLC (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit total annual Fund operating expenses to 1.24% of the average daily net assets of each class of shares of the Fund through February 28, 2027 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This contractual agreement may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular fee waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment.
[4]	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Consolidated Financial Highlights” section of this Prospectus because the Fund’s consolidated financial highlights do not include AFFE.